SCHEDULE OF RIGHT USE OF ASSET (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Office lease	$ 66,201	$ 66,201	$ 48,662
Less: accumulated amortization	(15,530)	(3,678)	(48,662)
Right-of-use asset, net	$ 50,671	$ 62,523